A u d i t e d    F i n a n c i a l    S t a t e m e n t s

John Hancock Life Insurance Company (U.S.A.) Separate Account R

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account R

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account R

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account R (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1995.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account R

500 Index Fund Series NAV	Managed Volatility Balanced Portfolio Series NAV
Active Bond Trust Series NAV	Mid Cap Growth Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Core Bond Trust Series NAV	Money Market Trust Series NAV
Disciplined Value International Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

						Disciplined Value
	500 Index Fund	Active Bond Trust	Blue Chip Growth	Capital Appreciation	Core Bond Trust	International Trust
	Series NAV	Series NAV	Trust Series NAV	Trust Series NAV	Series NAV	Series NAV
Total Assets
Investments at fair value	$10,510,240	$4,501,008	$25,793,446	$10,484,247	$97,973	$1,545,143

Units outstanding	138,069	129,781	210,472	159,927	7,001	82,109
Unit value	$76.12	$34.68	$122.55	$65.56	$13.99	$18.82

Shares	200,462	459,287	628,495	1,388,642	7,519	108,355
Cost	$4,663,379	$4,509,674	$21,264,296	$8,765,590	$102,725	$1,337,216

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

			Fundamental All
	Equity Income Trust	Financial Industries	Cap Core Trust	Health Sciences	High Yield Trust	International Equity
	Series NAV	Trust Series NAV	Series NAV	Trust Series NAV	Series NAV	Index Series NAV
Total Assets
Investments at fair value	$9,649,121	$11,759	$43,937,256	$49,481	$355,804	$2,019,079

Units outstanding	163,942	520	448,886	2,011	16,016	63,745
Unit value	$58.86	$22.61	$97.88	$24.61	$22.22	$31.67

Shares	584,087	721	1,198,507	1,547	68,424	99,757
Cost	$9,011,287	$11,361	$24,621,683	$44,306	$359,466	$1,570,691

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Balanced	Lifestyle Growth	Managed Volatility	Mid Cap Growth
	Portfolio Series	Portfolio Series	Balanced Portfolio	Trust Series NAV	Mid Cap Index	Mid Value Trust
	NAV	NAV	Series NAV	(a)	Trust Series NAV	Series NAV
Total Assets
Investments at fair value	$808,890	$41,117	$16,261,727	$14,525,389	$17,556	$646,450

Units outstanding	40,930	2,307	381,902	98,681	729	9,786
Unit value	$19.76	$17.82	$42.58	$147.20	$24.08	$66.06

Shares	48,234	2,215	1,298,860	712,029	705	54,461
Cost	$704,932	$40,373	$16,186,499	$13,422,521	$14,755	$579,096

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		Opportunistic Fixed	Real Estate	Short Term
	Money Market Trust	Income Trust Series	Securities Trust	Government Income	Small Cap Index	Small Cap Stock
	Series NAV	NAV	Series NAV	Trust Series NAV	Trust Series NAV	Trust Series NAV
Total Assets
Investments at fair value	$1,008,480	$1,157,989	$5,275,104	$559,277	$3,811	$8,823,088

Units outstanding	79,466	43,321	43,008	37,823	166	164,734
Unit value	$12.69	$26.73	$122.65	$14.79	$22.96	$53.56

Shares	1,008,480	94,530	193,440	47,077	220	838,697
Cost	$1,008,480	$1,195,213	$2,786,587	$581,334	$3,580	$8,039,055

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

			Total Stock Market	Ultra Short Term
	Small Cap Value	Total Bond Market	Index Trust Series	Bond Trust Series
	Trust Series NAV	Series Trust NAV	NAV	NAV
Total Assets
Investments at fair value	$1,227,572	$710,564	$35,142	$1,055,094

Units outstanding	18,208	37,148	1,252	89,762
Unit value	$67.42	$19.13	$28.07	$11.75

Shares	67,375	68,062	1,138	94,205
Cost	$1,204,191	$702,679	$34,595	$1,079,175

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$132,963	$150,583	$148,176	$150,776	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(140,668)	(116,036)	(67,926)	(74,500)	(379,437)	(324,569)
Net investment income (loss)	(7,705)	34,547	80,250	76,276	(379,437)	(324,569)
Realized gains (losses) on investments:
Capital gain distributions received	394,020	154,957	69,080	-	3,377,876	3,132,428
Net realized gain (loss)	693,572	425,121	11,307	24,286	1,162,129	1,256,388
Realized gains (losses)	1,087,592	580,078	80,387	24,286	4,540,005	4,388,816
Unrealized appreciation (depreciation) during the period	1,216,634	663,513	(252,938)	251,918	(490,904)	2,275,698
Net increase (decrease) in net assets from operations	2,296,521	1,278,138	(92,301)	352,480	3,669,664	6,339,945

Changes from principal transactions:
Purchase payments	21,207	13,906	9,996	4,159	69,605	32,428
Transfers between sub-accounts and the company	11,827	(75,481)	30,619	103,694	(1,098,102)	(348,664)
Withdrawals	(891,144)	(591,665)	(522,198)	(471,636)	(1,943,900)	(1,733,860)
Annual contract fee	(1,507)	(2,194)	(1,138)	(1,616)	(3,871)	(5,034)
Net increase (decrease) in net assets from principal transactions	(859,617)	(655,434)	(482,721)	(365,399)	(2,976,268)	(2,055,130)
Total increase (decrease) in net assets	1,436,904	622,704	(575,022)	(12,919)	693,396	4,284,815
Net assets at beginning of period	9,073,336	8,450,632	5,076,030	5,088,949	25,100,050	20,815,235
Net assets at end of period	$10,510,240	$9,073,336	$4,501,008	$5,076,030	$25,793,446	$25,100,050

	2021	2020	2021	2020	2021	2020
Units, beginning of period	150,975	163,682	143,294	153,541	236,333	258,842
Units issued	1,559	913	3,662	5,673	3,085	6,345
Units redeemed	(14,465)	(13,620)	(17,175)	(15,920)	(28,946)	(28,854)
Units, end of period	138,069	150,975	129,781	143,294	210,472	236,333

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$1,449	$2,731	$41,103	$29,439
Expenses:
Mortality and expense risk and administrative charges	(150,504)	(118,428)	(1,081)	(1,332)	(22,819)	(19,980)
Net investment income (loss)	(150,504)	(118,428)	368	1,399	18,284	9,459
Realized gains (losses) on investments:
Capital gain distributions received	1,620,768	882,713	3,272	-	-	-
Net realized gain (loss)	(709,553)	(952,108)	2,541	79	44,952	1,199
Realized gains (losses)	911,215	(69,395)	5,813	79	44,952	1,199
Unrealized appreciation (depreciation) during the period	601,215	3,856,484	(8,735)	3,977	109,080	(4,094)
Net increase (decrease) in net assets from operations	1,361,926	3,668,661	(2,554)	5,455	172,316	6,564
Changes from principal transactions:
Purchase payments	27,863	18,154	-	-	12,416	3,189
Transfers between sub-accounts and the company	(150,247)	(32,151)	37,048	36,963	(8,527)	(48,022)
Withdrawals	(879,444)	(748,555)	(52,903)	(335)	(152,696)	(105,265)
Annual contract fee	(1,812)	(2,332)	-	-	(521)	(712)
Net increase (decrease) in net assets from principal transactions	(1,003,640)	(764,884)	(15,855)	36,628	(149,328)	(150,810)
Total increase (decrease) in net assets	358,286	2,903,777	(18,409)	42,083	22,988	(144,246)
Net assets at beginning of period	10,125,961	7,222,184	116,382	74,299	1,522,155	1,666,401
Net assets at end of period	$10,484,247	$10,125,961	$97,973	$116,382	$1,545,143	$1,522,155

	2021	2020	2021	2020	2021	2020
Units, beginning of period	176,351	193,734	8,042	5,509	90,280	100,628
Units issued	1,758	1,023	2,647	2,557	2,489	249
Units redeemed	(18,182)	(18,406)	(3,688)	(24)	(10,660)	(10,597)
Units, end of period	159,927	176,351	7,001	8,042	82,109	90,280

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$187,361	$233,809	$5	$5	$65,643	$131,970
Expenses:
Mortality and expense risk and administrative charges	(137,566)	(113,184)	(12)	(5)	(614,034)	(466,789)
Net investment income (loss)	49,795	120,625	(7)	-	(548,391)	(334,819)
Realized gains (losses) on investments:
Capital gain distributions received	190,469	594,997	3	37	3,260,009	945,564
Net realized gain (loss)	(50,214)	86,703	1	(2)	2,440,567	1,594,026
Realized gains (losses)	140,255	681,700	4	35	5,700,576	2,539,590
Unrealized appreciation (depreciation) during the period	1,780,823	(989,839)	451	(31)	5,133,834	5,339,709
Net increase (decrease) in net assets from operations	1,970,873	(187,514)	448	4	10,286,019	7,544,480

Changes from principal transactions:
Purchase payments	13,747	8,872	-	-	93,689	76,943
Transfers between sub-accounts and the company	25,082	(196,488)	10,874	-	(461,276)	(623,806)
Withdrawals	(926,541)	(583,926)	-	-	(2,961,382)	(2,588,429)
Annual contract fee	(1,235)	(1,665)	-	-	(7,029)	(8,450)
Net increase (decrease) in net assets from principal transactions	(888,947)	(773,207)	10,874	-	(3,335,998)	(3,143,742)
Total increase (decrease) in net assets	1,081,926	(960,721)	11,322	4	6,950,021	4,400,738
Net assets at beginning of period	8,567,195	9,527,916	437	433	36,987,235	32,586,497
Net assets at end of period	$9,649,121	$8,567,195	$11,759	$437	$43,937,256	$36,987,235

	2021	2020	2021	2020	2021	2020
Units, beginning of period	179,978	199,228	25	25	485,979	535,406
Units issued	3,877	425	495	-	2,657	3,046
Units redeemed	(19,913)	(19,675)	-	-	(39,750)	(52,473)
Units, end of period	163,942	179,978	520	25	448,886	485,979

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$17,156	$19,686	$52,192	$43,533
Expenses:
Mortality and expense risk and administrative charges	(556)	(477)	(4,831)	(4,472)	(29,587)	(25,513)
Net investment income (loss)	(556)	(477)	12,325	15,214	22,605	18,020
Realized gains (losses) on investments:
Capital gain distributions received	3,608	2,594	-	-	23,862	16,795
Net realized gain (loss)	136	2,231	(3,797)	(5,005)	106,838	52,195
Realized gains (losses)	3,744	4,825	(3,797)	(5,005)	130,700	68,990
Unrealized appreciation (depreciation) during the period	293	2,129	5,207	2,400	(33,725)	62,159
Net increase (decrease) in net assets from operations	3,481	6,477	13,735	12,609	119,580	149,169

Changes from principal transactions:
Purchase payments	-	-	-	-	17,776	2,660
Transfers between sub-accounts and the company	10,915	7,731	31,600	12,946	46,690	(42,271)
Withdrawals	-	(12,409)	(19,384)	(15,864)	(120,742)	(131,085)
Annual contract fee	(1)	-	(60)	(50)	(311)	(487)
Net increase (decrease) in net assets from principal transactions	10,914	(4,678)	12,156	(2,968)	(56,587)	(171,183)
Total increase (decrease) in net assets	14,395	1,799	25,891	9,641	62,993	(22,014)
Net assets at beginning of period	35,086	33,287	329,913	320,272	1,956,086	1,978,100
Net assets at end of period	$49,481	$35,086	$355,804	$329,913	$2,019,079	$1,956,086

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,563	1,859	15,469	15,649	65,537	72,612
Units issued	450	348	1,439	733	4,133	804
Units redeemed	(2)	(644)	(892)	(913)	(5,925)	(7,879)
Units, end of period	2,011	1,563	16,016	15,469	63,745	65,537

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$20,907	$18,063	$954	$467	$412,424	$425,035
Expenses:
Mortality and expense risk and administrative charges	(11,717)	(10,086)	(420)	(115)	(246,210)	(252,533)
Net investment income (loss)	9,190	7,977	534	352	166,214	172,502
Realized gains (losses) on investments:
Capital gain distributions received	32,559	24,175	2,582	352	-	883,175
Net realized gain (loss)	9,089	3,139	96	4	169,844	281,322
Realized gains (losses)	41,648	27,314	2,678	356	169,844	1,164,497
Unrealized appreciation (depreciation) during the period	8,699	39,663	(30)	528	999,819	(1,430,124)
Net increase (decrease) in net assets from operations	59,537	74,954	3,182	1,236	1,335,877	(93,125)
Changes from principal transactions:
Purchase payments	-	-	780	60	33,152	16,510
Transfers between sub-accounts and the company	33,387	23,884	15,774	13,872	(96,315)	(228,236)
Withdrawals	(39,104)	(19,610)	(292)	-	(1,952,044)	(2,075,324)
Annual contract fee	(30)	(30)	-	-	(4,571)	(6,021)
Net increase (decrease) in net assets from principal transactions	(5,747)	4,244	16,262	13,932	(2,019,778)	(2,293,071)
Total increase (decrease) in net assets	53,790	79,198	19,444	15,168	(683,901)	(2,386,196)
Net assets at beginning of period	755,100	675,902	21,673	6,505	16,945,628	19,331,824
Net assets at end of period	$808,890	$755,100	$41,117	$21,673	$16,261,727	$16,945,628

	2021	2020	2021	2020	2021	2020
Units, beginning of period	41,221	40,963	1,367	459	429,901	489,437
Units issued	1,727	1,392	957	908	1,750	546
Units redeemed	(2,018)	(1,134)	(17)	-	(49,749)	(60,082)
Units, end of period	40,930	41,221	2,307	1,367	381,902	429,901

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Mid Cap Growth Trust Series NAV		Mid Cap Index Trust Series NAV		Mid Value Trust Series NAV
	2021(a)	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$156	$196	$6,197	$8,332
Expenses:
Mortality and expense risk and administrative charges	(241,627)	(187,086)	(243)	(172)	(8,738)	(8,071)
Net investment income (loss)	(241,627)	(187,086)	(87)	24	(2,541)	261
Realized gains (losses) on investments:
Capital gain distributions received	4,294,905	1,764,166	906	1,267	28,775	11,510
Net realized gain (loss)	559,243	537,335	31	(19)	(826)	(40,770)
Realized gains (losses)	4,854,148	2,301,501	937	1,248	27,949	(29,260)
Unrealized appreciation (depreciation) during the period	(4,267,996)	4,354,970	2,370	220	94,135	60,474
Net increase (decrease) in net assets from operations	344,525	6,469,385	3,220	1,492	119,543	31,475
Changes from principal transactions:
Purchase payments	13,172	10,538	-	-	864	832
Transfers between sub-accounts and the company	5,181	(259,128)	-	-	23,694	(129,994)
Withdrawals	(1,966,833)	(1,023,160)	-	-	(49,779)	(24,401)
Annual contract fee	(1,553)	(2,164)	-	-	(143)	(198)
Net increase (decrease) in net assets from principal transactions	(1,950,033)	(1,273,914)	-	-	(25,364)	(153,761)
Total increase (decrease) in net assets	(1,605,508)	5,195,471	3,220	1,492	94,179	(122,286)
Net assets at beginning of period	16,130,897	10,935,426	14,336	12,844	552,271	674,557
Net assets at end of period	$14,525,389	$16,130,897	$17,556	$14,336	$646,450	$552,271

	2021	2020	2021	2020	2021	2020
Units, beginning of period	111,814	123,569	729	729	10,248	13,552
Units issued	705	1,038	-	-	396	16
Units redeemed	(13,838)	(12,793)	-	-	(858)	(3,320)
Units, end of period	98,681	111,814	729	729	9,786	10,248
	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV		Real Estate Securities Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$38	$4,401	$34,967	$50,830	$71,150	$89,284
Expenses:
Mortality and expense risk and administrative charges	(16,340)	(18,185)	(18,075)	(19,192)	(72,111)	(65,031)
Net investment income (loss)	(16,302)	(13,784)	16,892	31,638	(961)	24,253
Realized gains (losses) on investments:
Capital gain distributions received	-	-	46,896	-	-	518,848
Net realized gain (loss)	-	-	(4,440)	(2,381)	708,044	216,957
Realized gains (losses)	-	-	42,456	(2,381)	708,044	735,805
Unrealized appreciation (depreciation) during the period	-	(1)	(102,688)	123,624	1,088,381	(1,180,201)
Net increase (decrease) in net assets from operations	(16,302)	(13,785)	(43,340)	152,881	1,795,464	(420,143)
Changes from principal transactions:
Purchase payments	-	-	5,638	339	15,847	8,537
Transfers between sub-accounts and the company	(4,892)	7	65	(72,256)	(260,004)	(82,176)
Withdrawals	(144,068)	(159,884)	(123,922)	(48,027)	(650,559)	(373,211)
Annual contract fee	(1,662)	(1,758)	(175)	(251)	(587)	(873)
Net increase (decrease) in net assets from principal transactions	(150,622)	(161,635)	(118,394)	(120,195)	(895,303)	(447,723)
Total increase (decrease) in net assets	(166,924)	(175,420)	(161,734)	32,686	900,161	(867,866)
Net assets at beginning of period	1,175,404	1,350,824	1,319,723	1,287,037	4,374,943	5,242,809
Net assets at end of period	$1,008,480	$1,175,404	$1,157,989	$1,319,723	$5,275,104	$4,374,943

	2021	2020	2021	2020	2021	2020
Units, beginning of period	91,247	104,125	47,691	52,235	51,579	57,577
Units issued	127	84	244	536	363	302
Units redeemed	(11,908)	(12,962)	(4,614)	(5,080)	(8,934)	(6,300)
Units, end of period	79,466	91,247	43,321	47,691	43,008	51,579

See accompanying notes.

16 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$10,314	$11,253	$24	$26	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(8,663)	(9,507)	(51)	(26)	(136,393)	(104,104)
Net investment income (loss)	1,651	1,746	(27)	-	(136,393)	(104,104)
Realized gains (losses) on investments:
Capital gain distributions received	-	-	273	130	1,336,835	903,153
Net realized gain (loss)	(1,644)	(1,846)	10	(2)	86,250	19,217
Realized gains (losses)	(1,644)	(1,846)	283	128	1,423,085	922,370
Unrealized appreciation (depreciation) during the period	(17,699)	14,298	25	207	(1,280,181)	2,380,879
Net increase (decrease) in net assets from operations	(17,692)	14,198	281	335	6,511	3,199,145
Changes from principal transactions:
Purchase payments	324	824	-	-	24,325	14,700
Transfers between sub-accounts and the company	(15,281)	29,033	1,288	-	(204,677)	(31,993)
Withdrawals	(42,082)	(67,294)	-	-	(598,666)	(546,629)
Annual contract fee	(282)	(344)	-	-	(1,370)	(1,823)
Net increase (decrease) in net assets from principal transactions	(57,321)	(37,781)	1,288	-	(780,388)	(565,745)
Total increase (decrease) in net assets	(75,013)	(23,583)	1,569	335	(773,877)	2,633,400
Net assets at beginning of period	634,290	657,873	2,242	1,907	9,596,965	6,963,565
Net assets at end of period	$559,277	$634,290	$3,811	$2,242	$8,823,088	$9,596,965

	2021	2020	2021	2020	2021	2020
Units, beginning of period	41,653	44,139	110	110	178,873	193,989
Units issued	35	2,024	56	-	3,370	789
Units redeemed	(3,865)	(4,510)	-	-	(17,509)	(15,905)
Units, end of period	37,823	41,653	166	110	164,734	178,873

See accompanying notes.

17 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$6,788	$10,248	$16,578	$18,188	$368	$17
Expenses:
Mortality and expense risk and administrative charges	(17,764)	(13,916)	(11,289)	(11,815)	(229)	(15)
Net investment income (loss)	(10,976)	(3,668)	5,289	6,373	139	2
Realized gains (losses) on investments:
Capital gain distributions received	10,607	108,648	-	-	1,545	82
Net realized gain (loss)	(34,658)	(132,593)	3,843	2,988	73	2
Realized gains (losses)	(24,051)	(23,945)	3,843	2,988	1,618	84
Unrealized appreciation (depreciation) during the period	287,371	(115,801)	(35,945)	37,903	341	94
Net increase (decrease) in net assets from operations	252,344	(143,414)	(26,813)	47,264	2,098	180
Changes from principal transactions:
Purchase payments	2,263	508	2,935	1,877	-	1
Transfers between sub-accounts and the company	23,287	(1,511)	(8,904)	43,729	31,938	-
Withdrawals	(108,132)	(124,433)	(90,644)	(60,948)	-	-
Annual contract fee	(284)	(323)	(236)	(277)	-	-
Net increase (decrease) in net assets from principal transactions	(82,866)	(125,759)	(96,849)	(15,619)	31,938	1
Total increase (decrease) in net assets	169,478	(269,173)	(123,662)	31,645	34,036	181
Net assets at beginning of period	1,058,094	1,327,267	834,226	802,581	1,106	925
Net assets at end of period	$1,227,572	$1,058,094	$710,564	$834,226	$35,142	$1,106

	2021	2020	2021	2020	2021	2020
Units, beginning of period	19,538	22,545	42,156	42,919	48	48
Units issued	390	288	153	3,365	1,204	-
Units redeemed	(1,720)	(3,295)	(5,161)	(4,128)	-	-
Units, end of period	18,208	19,538	37,148	42,156	1,252	48

See accompanying notes.

18 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV
	2021	2020
Income:
Dividend distributions received	$21,055	$5,488
Expenses:
Mortality and expense risk and administrative charges	(10,244)	(4,895)
Net investment income (loss)	10,811	593
Realized gains (losses) on investments:
Capital gain distributions received	-	-
Net realized gain (loss)	(2,291)	(221)
Realized gains (losses)	(2,291)	(221)
Unrealized appreciation (depreciation) during the period	(22,414)	(618)
Net increase (decrease) in net assets from operations	(13,894)	(246)

Changes from principal transactions:
Purchase payments	105,051	2,111
Transfers between sub-accounts and the company	752,500	140,380
Withdrawals	(178,942)	(350,398)
Annual contract fee	(30)	(30)
Net increase (decrease) in net assets from principal transactions	678,579	(207,937)
Total increase (decrease) in net assets	664,685	(208,183)
Net assets at beginning of period	390,409	598,592
Net assets at end of period	$1,055,094	$390,409

	2021	2020

Units, beginning of period	32,604	50,032
Units issued	94,154	60,626
Units redeemed	(36,996)	(78,054)
Units, end of period	89,762	32,604

See accompanying notes.

19 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account R (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

As a result of a portfolio change, the following sub -account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Mid Cap Stock Trust Series NAV	Mid Cap Growth Trust Series NAV	10/01/2021

20 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those est imates.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contra ct owners. There are no unsettled policy transactions at December 31, 2021.

21 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessa ry for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three -level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Mutual Funds Affiliated	$161,111,807	-	-	161,111,807
Total	$161,111,807	-	-	161,111,807

Assets owned by the Account are primarily open -ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

23 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$626,166	$1,099,467
Active Bond Trust Series NAV	329,230	662,620
Blue Chip Growth Trust Series NAV	3,684,395	3,662,224
Capital Appreciation Trust Series NAV	1,718,169	1,251,546
Core Bond Trust Series NAV	41,758	53,972
Disciplined Value International Trust Series NAV	85,426	216,470
Equity Income Trust Series NAV	582,852	1,231,537
Financial Industries Trust Series NAV	10,882	12
Fundamental All Cap Core Trust Series NAV	3,545,313	4,169,697
Health Sciences Trust Series NAV	14,544	579
High Yield Trust Series NAV	48,715	24,233
International Equity Index Series NAV	208,514	218,634
Lifestyle Balanced Portfolio Series NAV	86,828	50,825
Lifestyle Growth Portfolio Series NAV	20,073	693
Managed Volatility Balanced Portfolio Series NAV	476,438	2,330,001
Mid Cap Growth Trust Series NAV (a)	4,393,976	2,290,732
Mid Cap Index Trust Series NAV	1,061	243
Mid Value Trust Series NAV	59,797	58,927
Money Market Trust Series NAV	1,512	168,436
Opportunistic Fixed Income Trust Series NAV	88,433	143,038
Real Estate Securities Trust Series NAV	100,889	997,155
Short Term Government Income Trust Series NAV	10,613	66,284
Small Cap Index Trust Series NAV	1,584	50
Small Cap Stock Trust Series NAV	1,508,090	1,088,038
Small Cap Value Trust Series NAV	42,112	125,348
Total Bond Market Series Trust NAV	18,917	110,476
Total Stock Market Index Trust Series NAV	33,851	229
Ultra Short Term Bond Trust Series NAV	1,143,251	453,862

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

24 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
500 Index Fund Series NAV(*)	2021	138	$ 75.67 to $ 70.26	$ 10,510	1.50 % to 1.00%	1.36%	27.08 % to 26.45%
	2020	151	59.84 to 55.29	9,073	1.50 to 1.00	1.86	16.96 to 16.38
	2019	164	51.42 to 47.27	8,451	1.50 to 1.00	1.72	29.85 to 29.21
	2018	185	39.80 to 36.40	7,379	1.50 to 1.00	1.36	-5.59 to -6.06
	2017	202	42.37 to 38.56	8,606	1.50 to 1.00	1.73	20.33 to 19.73

Active Bond Trust Series NAV(*)	2021	130	31.51 to 29.58	4,501	1.50 to 1.00	3.17	-1.41 to -1.91
	2020	143	32.12 to 30.00	5,076	1.50 to 1.00	2.94	7.65 to 7.11
	2019	154	29.99 to 27.87	5,089	1.50 to 1.00	2.79	8.21 to 7.67
	2018	171	27.85 to 25.75	5,240	1.50 to 1.00	3.06	-1.54 to -2.02
	2017	199	28.43 to 26.16	6,209	1.50 to 1.00	3.34	3.85 to 3.33

Blue Chip Growth Trust Series NAV(*)	2021	210	110.65 to 79.15	25,793	1.50 to 1.00	0.00	15.75 to 15.18
	2020	236	96.07 to 68.38	25,100	1.50 to 1.00	0.00	33.07 to 32.40
	2019	259	72.56 to 51.39	20,815	1.50 to 1.00	0.01	28.54 to 27.89
	2018	287	56.73 to 39.98	18,002	1.50 to 1.00	0.06	1.02 to 0.52
	2017	318	56.44 to 39.58	19,818	1.50 to 1.00	0.11	34.98 to 34.31

Capital Appreciation Trust Series NAV(*)	2021	160	80.93 to 64.57	10,484	1.50 to 1.00	0.00	14.60 to 14.03
	2020	176	70.62 to 56.62	10,126	1.50 to 1.00	0.00	54.74 to 53.97
	2019	194	45.64 to 36.78	7,222	1.50 to 1.00	0.04	31.56 to 30.90
	2018	215	34.69 to 28.10	6,117	1.50 to 1.00	0.34	-1.71 to -2.19
	2017	234	35.29 to 28.73	6,787	1.50 to 1.00	0.10	35.16 to 34.48

Core Bond Trust Series NAV(*)	2021	7	14.03 to 13.95	98	1.50 to 1.40	1.94	-3.35 to -3.45
	2020	8	14.52 to 14.45	116	1.50 to 1.40	3.02	7.28 to 7.18
	2019	6	13.54 to 13.48	74	1.50 to 1.40	4.65	6.83 to 6.72
	2018	2	12.67 to 12.63	20	1.50 to 1.40	3.31	-1.92 to -2.02
	2017	1	12.89 to 12.89	13	1.50 to 1.50	2.22	1.93 to 1.93

Disciplined Value International Trust Series NAV(*)	2021	82	19.82 to 18.57	1,545	1.50 to 1.00	2.59	12.02 to 11.46
	2020	90	17.70 to 16.66	1,522	1.50 to 1.00	2.13	2.25 to 1.74
	2019	101	17.31 to 16.38	1,666	1.50 to 1.00	2.85	11.29 to 10.73
	2018	110	15.55 to 14.79	1,641	1.50 to 1.00	2.49	-15.80 to -16.22
	2017	117	18.47 to 17.65	2,089	1.50 to 1.00	1.85	16.09 to 15.51

Equity Income Trust Series NAV(*)	2021	164	58.55 to 56.07	9,649	1.50 to 1.00	1.98	24.24 to 23.63
	2020	180	47.36 to 45.13	8,567	1.50 to 1.00	3.01	0.01 to -0.49
	2019	199	47.60 to 45.13	9,528	1.50 to 1.00	2.03	25.21 to 24.58
	2018	233	38.21 to 36.04	8,943	1.50 to 1.00	1.87	-10.41 to -10.86
	2017	259	42.86 to 40.23	11,154	1.50 to 1.00	2.30	15.12 to 14.55

Financial Industries Trust Series NAV(*)	2021	1	22.63 to 22.63	12	1.37 to 1.37	0.55	27.77 to 27.77
	2020	0	17.71 to 17.71	0	1.50 to 1.50	1.44	0.78 to 0.78
	2019	0	17.57 to 17.57	0	1.50 to 1.50	4.48	29.75 to 29.75
	2018	0	13.54 to 13.54	0	1.50 to 1.50	0.24	-15.65 to -15.65
	2017	0	16.05 to 16.05	0	1.50 to 1.50	0.23	13.58 to 13.58

Fundamental All Cap Core Trust Series NAV(*)	2021	449	91.44 to 63.38	43,937	1.50 to 1.00	0.16	29.38 to 28.74
	2020	486	71.03 to 48.99	36,987	1.50 to 1.00	0.42	25.71 to 25.08
	2019	535	56.79 to 38.97	32,586	1.50 to 1.00	0.49	35.22 to 34.55
	2018	602	42.21 to 28.82	27,231	1.50 to 1.00	0.46	-14.02 to -14.45
	2017	683	49.34 to 33.52	36,104	1.50 to 1.00	0.78	26.50 to 25.87

Health Sciences Trust Series NAV(*)	2021	2	24.73 to 24.58	49	1.50 to 1.40	0.00	9.68 to 9.57
	2020	2	22.55 to 22.43	35	1.50 to 1.40	0.00	25.49 to 25.37
	2019	2	17.97 to 17.89	33	1.50 to 1.40	0.00	26.88 to 26.75
	2018	4	14.16 to 14.12	51	1.50 to 1.40	0.00	-0.63 to -0.73
	2017	4	14.25 to 14.22	54	1.50 to 1.40	0.00	25.83 to 25.71

High Yield Trust Series NAV(*)	2021	16	24.72 to 22.03	356	1.50 to 1.00	5.18	4.73 to 4.21
	2020	15	23.60 to 21.14	330	1.50 to 1.00	6.42	4.72 to 4.19
	2019	16	22.54 to 20.29	320	1.50 to 1.00	4.93	14.83 to 14.26
	2018	23	19.63 to 17.76	402	1.50 to 1.00	6.08	-3.98 to -4.46
	2017	27	20.44 to 18.58	502	1.50 to 1.00	5.60	6.39 to 5.86

International Equity Index Series NAV(*)	2021	64	29.99 to 29.15	2,019	1.50 to 1.00	2.58	6.52 to 5.99
	2020	66	28.29 to 27.36	1,956	1.50 to 1.00	2.50	9.66 to 9.11
	2019	73	25.93 to 24.95	1,978	1.50 to 1.00	2.35	20.23 to 19.63
	2018	81	21.67 to 20.75	1,830	1.50 to 1.00	2.30	-14.95 to -15.37
	2017	91	25.61 to 24.40	2,433	1.50 to 1.00	2.22	26.18 to 25.55

Lifestyle Balanced Portfolio Series NAV(*)	2021	41	19.89 to 19.73	809	1.50 to 1.40	2.64	7.98 to 7.88
	2020	41	18.42 to 18.29	755	1.50 to 1.40	2.65	11.11 to 11.00
	2019	41	16.58 to 16.48	676	1.50 to 1.40	2.01	16.25 to 16.13
	2018	37	14.26 to 14.19	527	1.50 to 1.40	2.41	-5.71 to -5.80
	2017	39	15.12 to 15.06	592	1.50 to 1.40	2.21	10.81 to 10.70

25 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Lifestyle Growth Portfolio Series NAV(*)	2021	2	$ 17.82 to $ 17.82	$ 41	1.49 % to 1.49%	3.39%	12.43 % to 12.43%
	2020	1	15.85 to 15.85	22	1.50 to 1.50	6.05	11.94 to 11.94
	2019	0	14.16 to 14.16	7	1.50 to 1.50	1.93	19.71 to 19.71
	2018	0	11.83 to 11.83	5	1.50 to 1.50	2.22	-7.46 to -7.46
	2017	0	12.78 to 12.78	6	1.50 to 1.50	10.68	2.26 to 2.26

Managed Volatility Balanced Portfolio Series NAV(*)	2021	382	39.42 to 32.24	16,262	1.50 to 1.00	2.47	8.78 to 8.24
	2020	430	36.42 to 29.64	16,946	1.50 to 1.00	2.48	0.75 to 0.25
	2019	489	36.33 to 29.41	19,332	1.50 to 1.00	1.96	16.85 to 16.26
	2018	555	31.25 to 25.17	18,814	1.50 to 1.00	2.20	-5.76 to -6.23
	2017	637	33.32 to 26.71	23,155	1.50 to 1.00	2.14	13.02 to 12.45

Mid Cap Growth Trust Series NAV(*)	2021 (e)	99	147.05 to 114.03	14,525	1.50 to 1.00	0.00	2.54 to 2.03
	2020	112	144.12 to 111.20	16,131	1.50 to 1.00	0.00	63.83 to 63.01
	2019	124	88.41 to 67.88	10,935	1.50 to 1.00	0.00	33.30 to 32.63
	2018	140	66.66 to 50.92	9,364	1.50 to 1.00	0.00	-2.52 to -3.00
	2017	157	68.72 to 52.24	10,806	1.50 to 1.00	0.00	27.38 to 26.75

Mid Cap Index Trust Series NAV(*)	2021	1	24.18 to 24.03	18	1.50 to 1.40	0.94	22.55 to 22.43
	2020	1	19.73 to 19.63	14	1.50 to 1.40	1.68	11.69 to 11.58
	2019	1	17.67 to 17.59	13	1.50 to 1.40	1.20	23.97 to 23.84
	2018	1	14.25 to 14.21	10	1.50 to 1.40	1.17	-12.68 to -12.77
	2017	1	16.32 to 16.29	12	1.50 to 1.40	0.54	14.25 to 14.14

Mid Value Trust Series NAV(*)	2021	10	73.15 to 65.18	646	1.50 to 1.00	1.02	23.03 to 22.42
	2020	10	59.46 to 53.24	552	1.50 to 1.00	1.50	8.63 to 8.09
	2019	14	54.73 to 49.26	675	1.50 to 1.00	1.14	18.30 to 17.71
	2018	20	46.27 to 41.85	871	1.50 to 1.00	0.82	-11.57 to -12.01
	2017	21	52.32 to 47.56	1,017	1.50 to 1.00	0.98	10.35 to 9.80

Money Market Trust Series NAV(*)	2021	79	12.50 to 12.08	1,008	1.50 to 1.00	0.00	-0.99 to -1.49
	2020	91	12.62 to 12.26	1,175	1.50 to 1.00	0.35	-0.67 to -1.16
	2019	104	12.71 to 12.40	1,351	1.50 to 1.00	1.97	0.97 to 0.47
	2018	113	12.59 to 12.35	1,471	1.50 to 1.00	1.57	0.59 to 0.09
	2017	131	12.51 to 12.34	1,702	1.50 to 1.00	0.62	-0.36 to -0.86

Opportunistic Fixed Income Trust Series NAV(*)	2021	43	28.18 to 26.46	1,158	1.50 to 1.00	2.81	-3.03 to -3.52
	2020	48	29.06 to 27.42	1,320	1.50 to 1.00	3.85	12.77 to 12.21
	2019	52	25.77 to 24.44	1,287	1.50 to 1.00	6.23	5.31 to 4.78
	2018	60	24.47 to 23.32	1,400	1.50 to 1.00	2.71	-2.71 to -3.19
	2017	67	25.15 to 24.09	1,631	1.50 to 1.00	2.34	7.63 to 7.09

Real Estate Securities Trust Series NAV(*)	2021	43	119.03 to 92.88	5,275	1.50 to 1.00	1.46	45.34 to 44.62
	2020	52	82.31 to 63.90	4,375	1.50 to 1.00	2.05	-6.52 to -6.99
	2019	58	88.49 to 68.36	5,243	1.50 to 1.00	2.15	28.18 to 27.54
	2018	65	69.38 to 53.33	4,676	1.50 to 1.00	1.68	-4.38 to -4.86
	2017	71	72.92 to 55.78	5,298	1.50 to 1.00	0.56	5.20 to 4.68

Short Term Government Income Trust Series NAV(*)	2021	38	14.79 to 14.65	559	1.50 to 1.00	1.71	-2.52 to -3.00
	2020	42	15.17 to 15.11	634	1.50 to 1.00	1.71	2.62 to 2.10
	2019	44	14.80 to 14.78	658	1.50 to 1.00	1.62	2.41 to 1.90
	2018	60	14.52 to 14.44	872	1.50 to 1.00	2.00	-0.11 to -0.61
	2017	68	14.61 to 14.45	997	1.50 to 1.00	1.37	-0.38 to -0.88

Small Cap Index Trust Series NAV(*)	2021	0	23.02 to 23.02	4	1.50 to 1.50	0.70	12.88 to 12.88
	2020	0	20.39 to 20.39	2	1.50 to 1.50	1.49	17.55 to 17.55
	2019	0	17.35 to 17.35	2	1.50 to 1.50	1.57	23.21 to 23.21
	2018	0	14.08 to 14.08	0	1.50 to 1.50	0.98	-12.62 to -12.62
	2017	0	16.12 to 16.12	0	1.50 to 1.50	0.36	12.72 to 12.72

Small Cap Stock Trust Series NAV(*)	2021	165	56.04 to 52.99	8,823	1.50 to 1.00	0.00	0.26 to -0.24
	2020	179	55.89 to 53.11	9,597	1.50 to 1.00	0.00	50.12 to 49.37
	2019	194	37.23 to 35.56	6,964	1.50 to 1.00	0.00	36.72 to 36.04
	2018	215	27.23 to 26.14	5,663	1.50 to 1.00	0.00	-6.16 to -6.63
	2017	243	29.02 to 27.99	6,867	1.50 to 1.00	0.00	25.44 to 24.81

Small Cap Value Trust Series NAV(*)	2021	18	68.40 to 66.94	1,228	1.50 to 1.40	0.56	24.55 to 24.42
	2020	20	54.92 to 53.80	1,058	1.50 to 1.40	1.09	-7.98 to -8.07
	2019	23	59.68 to 58.52	1,327	1.50 to 1.40	0.62	24.86 to 24.74
	2018	26	47.80 to 46.92	1,206	1.50 to 1.40	0.72	-13.66 to -13.75
	2017	29	55.36 to 54.39	1,586	1.50 to 1.40	0.95	2.34 to 2.24

Total Bond Market Series Trust NAV(*)	2021	37	21.19 to 18.88	711	1.50 to 1.00	2.12	-2.83 to -3.32
	2020	42	21.81 to 19.53	834	1.50 to 1.00	2.22	6.32 to 5.79
	2019	43	20.51 to 18.46	803	1.50 to 1.00	2.33	7.22 to 6.69
	2018	46	19.13 to 17.30	812	1.50 to 1.00	2.55	-1.23 to -1.72
	2017	51	19.37 to 17.61	908	1.50 to 1.00	2.78	2.31 to 1.80

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Total Stock Market Index Trust Series NAV(*)	2021	1	$ 28.06 to $ 28.06	$ 35	1.47 % to 1.47%	2.37%	22.66 % to 22.66%
	2020	0	22.87 to 22.87	1	1.50 to 1.50	1.84	19.69 to 19.69
	2019	0	19.11 to 19.11	1	1.50 to 1.50	1.64	27.77 to 27.77
	2018	0	14.96 to 14.96	1	1.50 to 1.50	1.24	-7.06 to -7.06
	2017	0	16.09 to 16.09	1	1.50 to 1.50	3.40	18.86 to 18.86

Ultra Short Term Bond Trust Series NAV(*)	2021	90	11.76 to 10.02	1,055	1.50 to 1.00	3.04	-1.40 to -1.90
	2020	33	11.98 to 10.16	390	1.50 to 1.00	1.66	0.60 to 0.10
	2019	50	11.97 to 10.10	599	1.50 to 1.00	1.63	2.05 to 1.54
	2018	40	11.79 to 9.90	467	1.50 to 1.00	1.31	0.53 to 0.03
	2017	40	11.84 to 11.79	470	1.50 to 1.40	1.49	-0.78 to -0.88

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges p resented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest .

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Port folio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.50% of net assets of the sub-account depending on the type of contract.

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